Other assets	12 Months Ended
Dec. 31, 2021
Miscellaneous assets [abstract]
Other assets	Other assets
The detail of 'Other assets' is as follows:

EUR million
	2021	2020	2019
Transactions in transit	157	88	157
Net pension plan assets (note 25)	1,990	635	903
Prepayments and accrued income	2,610	2,806	3,129
Other (note 2.n)	3,683	7,362	5,752
	8,440	10,891	9,941